Eaton Vance

Global Income Builder NextShares

January 31, 2022 (Unaudited)

Eaton Vance Global Income Builder NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2022, the value of the Fund’s investment in the Portfolio was $1,177,708 and the Fund owned 0.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 60.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Safran S.A.	14,695	$1,779,112

		$1,779,112

Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	11,861	$963,232

		$963,232

Automobiles — 0.5%
Stellantis NV	67,807	$1,309,276

		$1,309,276

Banks — 3.5%
Bank of New York Mellon Corp. (The)	55,322	$3,278,382
Citigroup, Inc.	31,658	2,061,569
HDFC Bank, Ltd.	57,776	1,161,039
ING Groep NV	124,624	1,843,077
M&T Bank Corp.	3,026	512,544
Svenska Handelsbanken AB, Class A	117,230	1,249,385
Wells Fargo & Co.	7	376

		$10,106,372

Beverages — 2.1%
Coca-Cola Co. (The)	52,606	$3,209,492
Diageo PLC	55,570	2,804,138

		$6,013,630

Biotechnology — 0.4%
CSL, Ltd.	6,689	$1,239,088

		$1,239,088

Building Products — 0.8%
Assa Abloy AB, Class B	44,938	$1,230,496
Kingspan Group PLC	12,199	1,174,240

		$2,404,736

Chemicals — 0.5%
Sika AG	4,143	$1,449,528

		$1,449,528

Construction Materials — 0.7%
CRH PLC	37,741	$1,894,235

		$1,894,235

Consumer Finance — 0.0%(2)
Capital One Financial Corp.	4	$587

		$587

Security	Shares	Value
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	9,104	$2,849,734

		$2,849,734

Electric Utilities — 1.2%
Enel SpA	56,952	$438,337
Iberdrola S.A.	132,847	1,523,099
NextEra Energy, Inc.	18,310	1,430,377

		$3,391,813

Electrical Equipment — 1.6%
AMETEK, Inc.	18,106	$2,476,357
Schneider Electric SE	13,399	2,269,728

		$4,746,085

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	10,639	$2,011,303
Halma PLC	25,571	866,695
Keyence Corp.	1,978	1,014,561
Murata Manufacturing Co., Ltd.	9,718	730,631
TE Connectivity, Ltd.	13,020	1,861,990
Zebra Technologies Corp., Class A(1)	8	4,073

		$6,489,253

Electronics/Electrical — 0.0%(2)
Riverbed Technology, Inc.(1)(3)	3,977	$41,761

		$41,761

Entertainment — 1.2%
Nintendo Co., Ltd.	1,662	$814,449
Walt Disney Co. (The)(1)	18,911	2,703,705

		$3,518,154

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	3,987	$1,002,731
Equity Residential	5,370	476,480

		$1,479,211

Food Products — 2.1%
Mondelez International, Inc., Class A	40,179	$2,693,198
Nestle S.A.	26,676	3,444,893

		$6,138,091

Gas Utilities — 0.1%
Snam SpA	47,391	$265,564

		$265,564

Health Care Equipment & Supplies — 2.6%
Alcon, Inc.	21,044	$1,622,674
Boston Scientific Corp.(1)	55,053	2,361,774
Intuitive Surgical, Inc.(1)	6,540	1,858,537
Straumann Holding AG	971	1,609,028

		$7,452,013

Health Care Providers & Services — 0.6%
Anthem, Inc.	4,192	$1,848,630

		$1,848,630

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	65,010	$1,477,523
InterContinental Hotels Group PLC(1)	16,867	1,114,460

		$2,591,983

Industrial Conglomerates — 0.2%
DCC PLC	7,632	$641,725

		$641,725

Insurance — 0.8%
Allstate Corp. (The)	3,512	$423,793
Aviva PLC	71,847	424,184
AXA S.A.	46,371	1,468,616

		$2,316,593

Interactive Media & Services — 4.3%
Alphabet, Inc., Class C(1)(4)	3,250	$8,820,402
Meta Platforms, Inc., Class A(1)	10,056	3,150,143
Tencent Holdings, Ltd.	7,340	459,941

		$12,430,486

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	1,861	$5,567,126
JD.com, Inc., Class A(5)(6)	350	12,502

		$5,579,628

IT Services — 2.2%
Amadeus IT Group S.A.(1)	23,996	$1,649,970
Fidelity National Information Services, Inc.	10,166	1,219,107
Global Payments, Inc.	7,923	1,187,499
Visa, Inc., Class A	10,446	2,362,572

		$6,419,148

Leisure Products — 0.4%
Yamaha Corp.	24,082	$1,097,059

		$1,097,059

Life Sciences Tools & Services — 0.5%
Lonza Group AG(1)	2,072	$1,428,524

		$1,428,524

Machinery — 2.3%
Graco, Inc.	12,271	$890,384
Ingersoll Rand, Inc.	32,522	1,828,062
Sandvik AB	52,541	1,383,642
SMC Corp.	2,204	1,229,306
Stanley Black & Decker, Inc.	6,888	1,202,989

		$6,534,383

Metals & Mining — 0.9%
BHP Group, Ltd.	31,617	$1,013,975
Rio Tinto, Ltd.	19,125	1,520,546

		$2,534,521

Multi-Utilities — 0.2%
CMS Energy Corp.	10,882	$700,583

		$700,583

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	13,558	$1,780,572
EOG Resources, Inc.	30,347	3,383,084
Phillips 66	2,171	184,079
Pioneer Natural Resources Co.	2,523	552,259
Repsol S.A.	103,930	1,320,701

		$7,220,695

Pharmaceuticals — 6.1%
AstraZeneca PLC	20,980	$2,440,560
Eli Lilly & Co.	12,153	2,982,225
Novartis AG	16,266	1,413,344
Novo Nordisk A/S, Class B	28,525	2,837,332
Roche Holding AG PC	7,359	2,847,927
Sanofi	25,114	2,625,970
Zoetis, Inc.	12,775	2,552,317

		$17,699,675

Professional Services — 2.1%
Recruit Holdings Co., Ltd.	36,171	$1,787,881
RELX PLC	75,663	2,327,423
Verisk Analytics, Inc.	10,340	2,027,984

		$6,143,288

Semiconductors & Semiconductor Equipment — 3.5%
ASML Holding NV	5,128	$3,473,166
Infineon Technologies AG	51,652	2,144,991
Micron Technology, Inc.	26,684	2,195,293
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,867	2,436,290

		$10,249,740

Software — 4.3%
Adobe, Inc.(1)	2,509	$1,340,559
Dassault Systemes SE	31,575	1,526,916
Intuit, Inc.	3,022	1,677,905
Microsoft Corp.	25,735	8,003,070

		$12,548,450

Specialty Retail — 1.6%
Lowe’s Cos., Inc.	10,022	$2,378,722
TJX Cos., Inc. (The)	31,461	2,264,248

		$4,642,970

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	28,477	$4,977,210

		$4,977,210

Textiles, Apparel & Luxury Goods — 1.8%
adidas AG	8,902	$2,442,862
LVMH Moet Hennessy Louis Vuitton SE	3,511	2,883,855

		$5,326,717

Total Common Stocks (identified cost $113,255,398)		$176,463,483

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Air Transportation — 0.0%(2)
Air Transport Services Group, Inc., 1.125%, 10/15/24		$27	$29,037

			$29,037

Leisure — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26(7)		$310	$266,869

			$266,869

Total Convertible Bonds (identified cost $290,354)			$295,906

Convertible Preferred Stocks — 0.0%(2)

Security	Shares		Value
Electronics/Electrical — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(3)		2,480	$50,835

			$50,835

Total Convertible Preferred Stocks (identified cost $74,393)			$50,835

Corporate Bonds — 34.4%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.7%
Moog, Inc., 4.25%, 12/15/27(7)		170	$170,833
Rolls-Royce PLC, 5.75%, 10/15/27(7)		492	517,409
TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	207,541
TransDigm, Inc.:
4.625%, 1/15/29		185	176,017
5.50%, 11/15/27		106	106,702
6.25%, 3/15/26(7)		419	433,037
7.50%, 3/15/27		327	339,702

			$1,951,241

Airlines — 0.5%
Air Canada, 3.875%, 8/15/26(7)		101	$98,747
Air France-KLM, 3.875%, 7/1/26(8)	EUR	400	437,517
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(7)		314	321,980
5.75%, 4/20/29(7)		314	321,994
United Airlines, Inc., 4.625%, 4/15/29(7)		193	191,299

			$1,371,537

Security	Principal Amount* (000’s omitted)		Value
Auto Components — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	281	$320,801
8.50%, 5/15/27(7)		192	201,014
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(7)		336	336,731
5.25%, 7/15/31(7)		270	272,323
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(7)(9)		200	210,611
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(7)		54	52,946
TI Automotive Finance PLC, 3.75%, 4/15/29(8)	EUR	200	221,476
Wheel Pros, Inc., 6.50%, 5/15/29(7)		213	198,356

			$1,814,258

Automobiles — 0.8%
Ford Motor Co.:
3.25%, 2/12/32		364	$346,954
4.75%, 1/15/43		197	201,633
7.45%, 7/16/31		57	72,378
9.625%, 4/22/30		26	36,574
Ford Motor Credit Co., LLC:
3.087%, 1/9/23		231	231,843
3.37%, 11/17/23		200	200,756
3.815%, 11/2/27		327	327,098
4.125%, 8/17/27		555	569,480
5.125%, 6/16/25		200	210,564
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(8)	EUR	100	123,800

			$2,321,080

Banks — 1.5%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(7)(10)(11)		200	$204,571
Bank of America Corp., Series RR, 4.375% to 1/27/27(10)(11)		110	108,911
Citigroup, Inc., Series M, 6.30% to 5/15/24(10)(11)		200	206,410
Comerica, Inc., 5.625% to 7/1/25(10)(11)		125	135,197
Credit Suisse Group AG, 7.50% to 7/17/23(7)(10)(11)		208	216,817
Deutsche Bank AG, 7.125% to 4/30/26(8)(10)(11)	GBP	100	140,802
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(7)(10)(11)		220	237,600
HSBC Holdings PLC, 4.60% to 12/17/30(10)(11)		200	193,126
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(10)(11)		125	140,809
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(10)(11)		251	241,931
Series S, 6.75% to 2/1/24(10)(11)		215	230,335
Series X, 6.10% to 10/1/24(10)(11)		165	175,209
Lloyds Banking Group PLC, 7.50% to 9/27/25(10)(11)		200	221,937
Natwest Group PLC, 4.60% to 6/28/31(10)(11)		200	188,500
Societe Generale S.A., 5.375% to 11/18/30(7)(10)(11)		200	201,800
Standard Chartered PLC, 4.75% to 1/14/31(7)(10)(11)		229	220,842
SVB Financial Group, 4.10% to 2/15/31(10)(11)		182	172,758
SVB Financial Group., Series C, 4.00% to 5/15/26(10)(11)		58	56,447
Truist Financial Corp., Series Q, 5.10% to 3/1/30(10)(11)		77	83,930
Vivion Investments S.a.r.l., 3.00%, 8/8/24(8)	EUR	800	860,518
Zions Bancorp NA, 5.80% to 6/15/23(10)(11)		268	273,348

			$4,511,798

Security	Principal Amount* (000’s omitted)		Value
Biotechnology — 0.4%
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(8)	EUR	925	$1,008,644
4.75%, 10/15/28(7)		231	229,942

			$1,238,586

Building Products — 1.2%
Builders FirstSource, Inc.:
4.25%, 2/1/32(7)		204	$200,044
5.00%, 3/1/30(7)		90	92,525
Empire Communities Corp., 7.00%, 12/15/25(7)		355	361,678
HT Troplast GmbH, 9.25%, 7/15/25(8)	EUR	650	772,535
Masonite International Corp., 5.375%, 2/1/28(7)		105	107,976
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(7)		125	124,042
PCF GmbH, 4.75%, 4/15/26(8)	EUR	175	196,212
Standard Industries, Inc.:
2.25%, 11/21/26(8)	EUR	100	106,364
4.375%, 7/15/30(7)		275	263,116
5.00%, 2/15/27(7)		78	78,700
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(7)		196	209,113
5.875%, 6/15/27(7)		146	156,866
Victoria PLC, 3.625%, 8/24/26(8)	EUR	806	892,909

			$3,562,080

Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(10)		150	$152,394
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(10)(11)		259	256,198
UBS Group AG, 4.375% to 2/10/31(7)(10)(11)		200	188,740

			$597,332

Casino & Gaming — 0.3%
Cinemark USA, Inc.:
5.875%, 3/15/26(7)		67	$65,917
8.75%, 5/1/25(7)		48	50,459
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(7)		393	422,111
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(7)		250	251,555

			$790,042

Chemicals — 0.4%
ASP Unifrax Holdings Inc, 5.25%, 9/30/28(7)		88	$86,626
Herens Holdco S.a.r.l., 4.75%, 5/15/28(7)		201	192,368
Herens Midco S.a.r.l., 5.25%, 5/15/29(8)	EUR	271	276,486
NOVA Chemicals Corp., 4.25%, 5/15/29(7)		203	193,652
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(7)		147	146,465
Valvoline, Inc.:
3.625%, 6/15/31(7)		128	117,511
4.25%, 2/15/30(7)		140	135,451

			$1,148,559

Security	Principal Amount* (000’s omitted)		Value
Commercial Services & Supplies — 1.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(7)		293	$288,747
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.375%, 3/1/29(7)		127	127,450
5.75%, 7/15/27(7)		89	91,536
5.75%, 7/15/27(7)		110	113,326
Clean Harbors, Inc.:
4.875%, 7/15/27(7)		101	103,626
5.125%, 7/15/29(7)		61	63,694
Covanta Holding Corp., 4.875%, 12/1/29(7)		195	193,991
EC Finance PLC, 3.00%, 10/15/26(8)	EUR	274	310,673
Gartner, Inc.:
3.75%, 10/1/30(7)		107	103,965
4.50%, 7/1/28(7)		151	154,197
GFL Environmental, Inc.:
3.50%, 9/1/28(7)		240	226,283
3.75%, 8/1/25(7)		130	130,196
4.75%, 6/15/29(7)		343	333,242
HealthEquity, Inc., 4.50%, 10/1/29(7)		186	182,047
Hertz Corp. (The):
4.625%, 12/1/26(7)		29	28,196
5.00%, 12/1/29(7)		230	221,852
Korn Ferry, 4.625%, 12/15/27(7)		233	237,673
Madison IAQ, LLC, 4.125%, 6/30/28(7)		128	122,111
MoneyGram International, Inc., 5.375%, 8/1/26(7)		168	173,242
NESCO Holdings II, Inc., 5.50%, 4/15/29(7)		206	204,311
Paprec Holding S.A., 3.50%, 7/1/28(8)	EUR	352	387,759
PROG Holdings, Inc., 6.00%, 11/15/29(7)		139	136,399
Team Health Holdings, Inc., 6.375%, 2/1/25(7)		235	211,864
Terminix Co., LLC (The), 7.45%, 8/15/27		536	661,127
Tervita Corp., 11.00%, 12/1/25(7)		123	142,684

			$4,950,191

Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(7)		158	$153,328

			$153,328

Construction Materials — 0.2%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(7)		644	$662,521

			$662,521

Consumer Finance — 0.3%
CPUK Finance, Ltd., 4.875%, 2/28/47(8)	GBP	278	$372,942
PRA Group, Inc.:
5.00%, 10/1/29(7)		115	113,708
7.375%, 9/1/25(7)		261	277,109

			$763,759

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
2.125%, 8/15/26(8)	EUR	410	$439,905
4.125%, 8/15/26(7)		253	251,569

Security	Principal Amount* (000’s omitted)		Value
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(8)	EUR	479	$508,536
Verallia S.A., 1.875%, 11/10/31(8)	EUR	100	109,278

			$1,309,288

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(7)		180	$186,957

			$186,957

Distributors — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(7)		475	$475,964
Parts Europe S.A., 4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(8)(12)	EUR	350	393,703
Performance Food Group, Inc.:
4.25%, 8/1/29(7)		315	296,103
5.50%, 10/15/27(7)		169	173,167
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(7)		110	110,936

			$1,449,873

Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(8)		750	$771,690

			$771,690

Diversified Financial Services — 1.7%
Alliance Data Systems Corp., 4.75%, 12/15/24(7)		194	$196,642
Allied Universal Holdco, LLC, 6.625%, 7/15/26(7)		497	510,981
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(7)		203	214,475
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(7)		316	304,180
Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		237	235,051
Alpha Holding S.A. de CV, 9.00%, 2/10/25(8)(13)		200	23,750
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(7)(10)(11)		250	255,625
Coinbase Global, Inc.:
3.375%, 10/1/28(7)		181	162,637
3.625%, 10/1/31(7)		151	131,837
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(8)(12)	EUR	479	543,202
5.375%, 2/15/26(8)	GBP	180	249,138
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		99	101,871
6.375%, 12/15/25		120	122,269
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(7)		255	250,398
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(7)		343	340,873
Louvre Bidco S.A.S., 6.50%, 9/30/24(8)	EUR	310	357,803
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(7)(14)		155	158,536
Sherwood Financing PLC, 6.00%, 11/15/26(8)	GBP	420	554,267
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(7)		172	171,193

			$4,884,728

Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc.:
4.25%, 7/1/28(7)		324	$309,674
5.25%, 3/15/26		90	91,697

			$401,371

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 1.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(10)		113	$111,770
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(10)(11)		93	93,930
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(7)		353	365,051
FirstEnergy Corp., Series B, 4.40%, 7/15/27		257	262,189
Imola Merger Corp., 4.75%, 5/15/29(7)		289	281,662
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(7)		113	110,632
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(7)		9	9,325
4.50%, 9/15/27(7)		142	144,066
NRG Energy, Inc.:
3.375%, 2/15/29(7)		106	98,077
3.625%, 2/15/31(7)		177	164,490
3.875%, 2/15/32(7)		195	183,651
5.25%, 6/15/29(7)		122	125,694
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(7)		199	199,926
Sempra Energy, 4.125% to 1/1/27, 4/1/52(10)		167	163,019
Southern California Edison Co., Series E, 6.25% to 2/1/22(10)(11)		101	100,686
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(10)		120	117,404
Series B, 4.00% to 10/15/25, 1/15/51(10)		56	56,561
Series B, 5.50% to 3/15/22, 3/15/57(10)		192	191,515
TerraForm Power Operating, LLC:
4.25%, 1/31/23(7)		95	95,610
5.00%, 1/31/28(7)		237	240,444
Vistra Operations Co., LLC:
4.375%, 5/1/29(7)		235	227,172
5.00%, 7/31/27(7)		232	234,076

			$3,576,950

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 5.00%, 12/15/29(7)		138	$137,961
WESCO Distribution, Inc., 7.25%, 6/15/28(7)		153	164,319

			$302,280

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(7)		94	$99,405
Caesars Entertainment, Inc.:
6.25%, 7/1/25(7)		417	432,068
8.125%, 7/1/27(7)		56	60,354
Cinemark USA, Inc., 5.25%, 7/15/28(7)		206	195,449
Gamma Bidco SpA, 6.25%, 7/15/25(8)	EUR	200	230,588
Jacobs Entertainment, Inc., 6.75%, 2/15/29(7)(14)		86	86,972
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(8)(9)	EUR	714	780,758
Netflix, Inc.:
4.875%, 6/15/30(7)		300	334,521
5.875%, 11/15/28		300	348,051
Powdr Corp., 6.00%, 8/1/25(7)		227	235,929
Scientific Games International, Inc., 7.00%, 5/15/28(7)		216	227,174

			$3,031,269

Security	Principal Amount* (000’s omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(7)		371	$351,441
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/26		100	104,629
5.625%, 5/1/24		200	211,720

			$667,790

Food Products — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(7)		73	$74,473
5.875%, 2/15/28(7)		181	188,927
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(7)		70	70,097
Kraft Heinz Foods Co.:
3.875%, 5/15/27		166	172,468
4.25%, 3/1/31		371	397,211
4.375%, 6/1/46		242	256,256
4.625%, 10/1/39		56	61,332
4.875%, 10/1/49		82	93,354
5.50%, 6/1/50		166	205,698
Land O’ Lakes, Inc., 8.00%(7)(11)		330	355,575
Nomad Foods Bondco PLC, 2.50%, 6/24/28(8)	EUR	371	407,620
Pilgrim’s Pride Corp., 3.50%, 3/1/32(7)		288	274,723

			$2,557,734

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(10)(11)		280	$286,300

			$286,300

Health Care Equipment & Supplies — 1.2%
Centene Corp.:
2.50%, 3/1/31		311	$289,115
3.00%, 10/15/30		377	366,405
3.375%, 2/15/30		308	302,722
4.625%, 12/15/29		319	332,219
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(7)(14)		115	114,710
Compass Minerals International, Inc., 6.75%, 12/1/27(7)		399	418,441
LifePoint Health, Inc., 5.375%, 1/15/29(7)		28	26,669
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(7)		101	97,999
Molina Healthcare, Inc.:
3.875%, 11/15/30(7)		245	242,029
3.875%, 5/15/32(7)		189	182,654
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(7)		492	479,363
Tenet Healthcare Corp., 4.375%, 1/15/30(7)		102	98,467
US Acute Care Solutions, LLC:
6.375%, 3/1/26(7)(14)		69	69,441
6.375%, 3/1/26(7)		331	333,115
Varex Imaging Corp., 7.875%, 10/15/27(7)		243	266,349

			$3,619,698

Health Care Providers & Services — 0.5%
HCA, Inc.:
5.375%, 9/1/26		270	$293,278
5.625%, 9/1/28		245	273,473

Security	Principal Amount* (000’s omitted)		Value
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(7)		131	128,616
ModivCare, Inc., 5.875%, 11/15/25(7)		182	189,094
Molina Healthcare, Inc., 4.375%, 6/15/28(7)		103	103,459
Tenet Healthcare Corp.:
4.625%, 9/1/24(7)		49	49,595
4.875%, 1/1/26(7)		290	291,630
5.125%, 11/1/27(7)		138	138,519

			$1,467,664

Home Builders — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(7)		201	$203,857

			$203,857

Hotels, Restaurants & Leisure — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(7)		286	$279,386
4.375%, 1/15/28(7)		182	178,952
5.75%, 4/15/25(7)		66	68,298
Lithia Motors, Inc.:
4.375%, 1/15/31(7)		131	131,953
4.625%, 12/15/27(7)		91	93,390
MGM Resorts International, 4.75%, 10/15/28		264	262,263
NH Hotel Group S.A., 4.00%, 7/2/26(8)	EUR	136	152,611
Viking Cruises, Ltd., 5.875%, 9/15/27(7)		680	622,251

			$1,789,104

Household Products — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(7)		264	$246,683

			$246,683

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.:
5.125%, 3/15/28(7)		273	$266,955
5.25%, 6/1/26(7)		50	50,950
NRG Energy, Inc., 5.75%, 1/15/28		210	217,647

			$535,552

Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(7)		162	$164,201
Dycom Industries, Inc., 4.50%, 4/15/29(7)		156	153,023
Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	145	193,754

			$510,978

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(7)		442	$437,989
Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	525	733,150
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(7)(10)		115	113,452
QBE Insurance Group, Ltd., 5.875% to 5/12/25(7)(10)(11)		222	235,320

			$1,519,911

Internet — 0.1%
United Group B.V., 4.87%, (3 mo. EURIBOR + 4.87%), 2/1/29(8)(12)	EUR	221	$248,366

			$248,366

Security	Principal Amount* (000’s omitted)		Value
Internet & Direct Marketing Retail — 0.2%
cars.com, Inc., 6.375%, 11/1/28(7)		185	$192,696
eDreams ODIGEO S.A., 5.50%, 7/15/27(8)(14)	EUR	236	262,814

			$455,510

Leisure Products — 0.7%
Carnival Corp.:
5.75%, 3/1/27(7)		207	$199,035
7.625%, 3/1/26(7)		87	88,897
7.625%, 3/1/26(8)	EUR	390	460,883
Carnival PLC, 1.00%, 10/28/29	EUR	110	92,530
Dometic Group AB, 2.00%, 9/29/28(8)	EUR	100	107,644
Life Time, Inc.:
5.75%, 1/15/26(7)		199	200,144
8.00%, 4/15/26(7)		236	241,656
Lindblad Expeditions, LLC, 6.75%, 2/15/27(7)(14)		154	155,518
NCL Corp., Ltd., 5.875%, 3/15/26(7)		106	101,146
NCL Finance, Ltd., 6.125%, 3/15/28(7)		55	52,129
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23		29	36,996
Sabre GLBL, Inc., 9.25%, 4/15/25(7)		135	151,839
Viking Cruises, Ltd., 7.00%, 2/15/29(7)		104	99,712
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(7)		66	64,615

			$2,052,744

Life Sciences Tools & Services — 0.1%
Chemours Co. (The), 4.625%, 11/15/29(7)		67	$63,928
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(7)		245	244,076

			$308,004

Machinery — 0.3%
Frigoglass Finance B.V., 6.875%, 2/12/25(8)	EUR	475	$459,853
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(8)	EUR	381	413,028

			$872,881

Media — 2.1%
Altice France S.A., 8.125%, 2/1/27(7)		458	$484,933
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(7)		308	304,580
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(7)		338	323,040
4.50%, 8/15/30(7)		343	334,987
4.75%, 3/1/30(7)		322	319,958
4.75%, 2/1/32(7)		139	136,970
5.375%, 6/1/29(7)		110	113,503
CSC Holdings, LLC:
3.375%, 2/15/31(7)		200	174,864
7.50%, 4/1/28(7)		200	207,124
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(7)		369	171,281
Entercom Media Corp.,, 6.75%, 3/31/29(7)		261	245,660
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(7)		205	201,393
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(7)		84	79,913
8.00%, 8/1/29(7)		201	188,195

Security	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC:
5.75%, 8/15/26		189	$132,587
5.875%, 4/15/28(7)		245	208,481
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(7)		137	142,279
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(7)		84	81,197
Sirius XM Radio, Inc.:
3.125%, 9/1/26(7)		125	120,151
3.875%, 9/1/31(7)		126	116,770
5.00%, 8/1/27(7)		218	222,889
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	264	314,740
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	400	461,727
Terrier Media Buyer, Inc., 8.875%, 12/15/27(7)		178	188,231
Townsquare Media, Inc., 6.875%, 2/1/26(7)		141	146,636
Univision Communications, Inc., 4.50%, 5/1/29(7)		186	184,530
UPCB Finance VII, Ltd., 3.625%, 6/15/29(8)	EUR	116	129,596
Virgin Media Finance PLC, 3.75%, 7/15/30(8)	EUR	250	267,353
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	100	130,653

			$6,134,221

Metals & Mining — 1.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$647,245
Arconic Corp., 6.125%, 2/15/28(7)		101	104,937
BWX Technologies, Inc.:
4.125%, 6/30/28(7)		159	157,057
4.125%, 4/15/29(7)		118	116,567
Centennial Resource Production, LLC, 5.375%, 1/15/26(7)		225	220,221
Cleveland-Cliffs, Inc.:
6.75%, 3/15/26(7)		460	482,779
9.875%, 10/17/25(7)		52	58,180
Eldorado Gold Corp., 6.25%, 9/1/29(7)		176	176,220
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	314,422
Hudbay Minerals, Inc.:
4.50%, 4/1/26(7)		174	171,537
6.125%, 4/1/29(7)		151	157,281
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(7)		1,024	1,055,698
New Gold, Inc.:
6.375%, 5/15/25(7)		38	38,940
7.50%, 7/15/27(7)		491	516,284
Novelis Corp., 3.25%, 11/15/26(7)		89	86,403
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(8)	EUR	200	221,086
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(7)		153	151,643
TMS International Corp., 6.25%, 4/15/29(7)		101	97,581

			$4,774,081

Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(10)(11)		345	$353,016

			$353,016

Oil, Gas & Consumable Fuels — 2.5%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(7)		350	$369,120
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(7)		135	135,774
Callon Petroleum Co., 8.00%, 8/1/28(7)		204	208,160

Security	Principal Amount* (000’s omitted)	Value
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(7)	319	$324,701
7.75%, 2/15/26(7)	190	204,623
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(7)	221	223,422
CVR Energy, Inc., 5.75%, 2/15/28(7)	439	422,371
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(10)(11)	160	153,685
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(10)(11)	193	147,567
EQT Corp.:
5.00%, 1/15/29	53	55,867
6.625%, 2/1/25	69	74,455
7.50%, 2/1/30	102	121,684
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(7)	248	260,137
Laredo Petroleum, Inc.:
9.50%, 1/15/25	74	75,564
10.125%, 1/15/28	112	118,045
Nabors Industries, Ltd.:
7.25%, 1/15/26(7)	110	105,482
7.50%, 1/15/28(7)	118	110,885
9.00%, 2/1/25(7)	95	98,658
Occidental Petroleum Corp.:
3.40%, 4/15/26	76	75,172
3.50%, 8/15/29	101	99,710
4.20%, 3/15/48	156	145,343
4.40%, 8/15/49	125	118,937
4.625%, 6/15/45	84	81,506
6.125%, 1/1/31	193	223,084
6.20%, 3/15/40	81	93,873
6.375%, 9/1/28	93	105,932
6.45%, 9/15/36	93	113,123
6.625%, 9/1/30	254	298,541
Odebrecht Oil & Gas Finance, Ltd., 0.0%(7)(11)	862	4,309
Parkland Corp., 4.625%, 5/1/30(7)	187	179,837
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(7)	205	200,612
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	435	367,575
Precision Drilling Corp.:
6.875%, 1/15/29(7)	152	152,440
7.125%, 1/15/26(7)	99	99,622
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(7)	245	190,870
8.875%, 11/15/24(7)	71	72,677
Southwestern Energy Co., 4.75%, 2/1/32	194	194,000
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	209	204,974
4.50%, 4/30/30(7)	226	222,339
Tap Rock Resources, LLC, 7.00%, 10/1/26(7)	250	256,581
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(7)	169	168,535

Security	Principal Amount* (000’s omitted)	Value
4.875%, 2/1/31	37	$38,726
5.50%, 3/1/30	36	38,180
5.875%, 4/15/26	155	159,917
Transocean Poseidon, Ltd., 6.875%, 2/1/27(7)	181	175,860

		$7,292,475

Packaging & Containers — 0.1%
LABL, Inc.:
5.875%, 11/1/28(7)	66	$65,464
8.25%, 11/1/29(7)	132	125,977

		$191,441

Pharmaceuticals — 0.7%
AdaptHealth, LLC:
4.625%, 8/1/29(7)	65	$61,853
5.125%, 3/1/30(7)	133	130,395
6.125%, 8/1/28(7)	310	324,429
Bausch Health Americas, Inc., 8.50%, 1/31/27(7)	114	115,439
Bausch Health Cos., Inc.:
5.25%, 1/30/30(7)	71	57,174
5.25%, 2/15/31(7)	71	56,623
9.00%, 12/15/25(7)	185	193,517
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(7)	200	195,670
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(7)	247	235,076
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(7)	392	412,104
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(7)	161	152,776
Option Care Health, Inc., 4.375%, 10/31/29(7)	97	94,663

		$2,029,719

Pipelines — 1.0%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(7)	102	$103,649
7.875%, 5/15/26(7)	109	117,307
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	519	517,142
4.50%, 10/1/29	199	203,758
Cheniere Energy, Inc., 4.625%, 10/15/28	183	186,050
DT Midstream, Inc., 4.125%, 6/15/29(7)	172	169,978
Energy Transfer, L.P., Series B, 6.625% to 2/15/2(8)(10)(11)	147	139,466
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(7)	137	131,066
6.00%, 7/1/25(7)	116	119,938
6.50%, 7/1/27(7)	116	121,522
New Fortress Energy, Inc., 6.50%, 9/30/26(7)	382	357,848
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(7)	146	146,000
3.875%, 11/1/33(7)	86	85,249
4.125%, 8/15/31(7)	130	131,073
Western Midstream Operating, L.P.:
4.50%, 3/1/28	27	28,452
4.55%, 2/1/30	207	216,058
4.75%, 8/15/28	24	25,533

		$2,800,089

Security	Principal Amount* (000’s omitted)		Value
Real Estate Investment Trusts (REITs) — 0.8%
ADLER Group S.A.:
2.75%, 11/13/26(8)	EUR	200	$182,540
3.25%, 8/5/25(8)	EUR	100	97,090
Aedas Homes Opco SLU, 4.00%, 8/15/26(8)	EUR	287	325,929
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(7)		200	192,982
3.75%, 9/15/30(7)		151	142,826
6.00%, 4/15/25(7)		127	131,630
Heimstaden Bostad AB, 3.00% to 10/29/27(8)(10)(11)	EUR	415	433,887
Signa Development Finance SCS, 5.50%, 7/23/26(8)	EUR	300	311,884
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(7)		27	26,792
4.125%, 8/15/30(7)		198	198,960
4.25%, 12/1/26(7)		300	303,791
4.625%, 12/1/29(7)		66	68,038

			$2,416,349

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(7)		258	$256,780

			$256,780

Software — 0.4%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(7)		216	$207,574
Fair Isaac Corp., 4.00%, 6/15/28(7)		165	163,715
Minerva Merger Sub, Inc., 6.50%, 2/15/30(7)(14)		334	333,708
Playtika Holding Corp., 4.25%, 3/15/29(7)		222	212,613
SS&C Technologies, Inc., 5.50%, 9/30/27(7)		296	306,099

			$1,223,709

Specialty Retail — 2.4%
Arko Corp., 5.125%, 11/15/29(7)		326	$310,552
Asbury Automotive Group, Inc., 5.00%, 2/15/32(7)		28	27,820
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(7)		95	81,816
Dave & Buster’s, Inc., 7.625%, 11/1/25(7)		344	364,188
Dufry One B.V., 3.375%, 4/15/28(8)	EUR	479	516,093
eG Global Finance PLC, 6.25%, 10/30/25(8)	EUR	450	508,532
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co, Inc.:
4.625%, 1/15/29(7)		100	97,618
6.75%, 1/15/30(7)		267	259,870
Gap, Inc. (The):
3.625%, 10/1/29(7)		110	102,500
3.875%, 10/1/31(7)		65	60,426
Group 1 Automotive, Inc., 4.00%, 8/15/28(7)		203	194,596
IRB Holding Corp., 7.00%, 6/15/25(7)		77	80,368
Ken Garff Automotive, LLC, 4.875%, 9/15/28(7)		155	150,100
L Brands, Inc.:
6.625%, 10/1/30(7)		144	154,850
6.75%, 7/1/36		80	91,042
6.875%, 11/1/35		205	236,137

Security	Principal Amount* (000’s omitted)		Value
6.95%, 3/1/33		151	$164,686
7.60%, 7/15/37		45	51,892
9.375%, 7/1/25(7)		31	37,123
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(7)		257	247,996
Lithia Motors, Inc., 3.875%, 6/1/29(7)		86	84,624
Midco GB SASU, 7.75%, (PIK), 11/1/27(8)(9)	EUR	585	674,546
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(7)		264	263,762
7.75%, 2/15/29(7)		250	268,651
Punch Finance PLC, 6.125%, 6/30/26(8)	GBP	340	454,514
Sonic Automotive, Inc.:
4.625%, 11/15/29(7)		172	168,188
4.875%, 11/15/31(7)		143	138,455
SRS Distribution, Inc., 6.00%, 12/1/29(7)		141	137,166
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(7)		135	133,155
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(7)		207	207,631
Victoria’s Secret & Co., 4.625%, 7/15/29(7)		261	251,912
White Cap Buyer, LLC, 6.875%, 10/15/28(7)		139	142,793
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(7)(9)		108	109,740
Yum! Brands, Inc., 3.625%, 3/15/31		182	172,344

			$6,945,686

Technology Hardware, Storage & Peripherals — 0.4%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(8)	EUR	305	$337,469
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(7)		410	403,028
4.00%, 7/1/29(7)		97	95,939
Presidio Holdings, Inc., 8.25%, 2/1/28(7)		14	14,798
Science Applications International Corp., 4.875%, 4/1/28(7)		260	261,654
Seagate HDD Cayman, 3.125%, 7/15/29		139	129,148

			$1,242,036

Telecommunications — 1.1%
Altice France Holding S.A., 10.50%, 5/15/27(7)		200	$212,521
Ciena Corp., 4.00%, 1/31/30(7)		117	116,015
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(7)		421	436,876
LogMeIn, Inc., 5.50%, 9/1/27(7)		146	142,178
Sprint Capital Corp., 6.875%, 11/15/28		250	297,757
Sprint Corp., 7.875%, 9/15/23		375	405,448
T-Mobile USA, Inc.:
2.25%, 2/15/26		132	127,431
2.625%, 2/15/29		165	155,038
2.875%, 2/15/31		99	93,224
4.75%, 2/1/28		170	175,913
Telecom Italia SpA, 2.75%, 4/15/25(8)	EUR	140	159,937
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(8)	EUR	100	105,450

Security	Principal Amount* (000’s omitted)		Value
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(8)(10)	EUR	220	$246,225
4.875% to 7/3/25, 10/3/78(8)(10)	GBP	215	299,414
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(8)	EUR	159	175,031

			$3,148,458

Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(7)		247	$248,952
Seaspan Corp., 5.50%, 8/1/29(7)		213	210,998

			$459,950

Wireless Telecommunication Services — 0.6%
Altice France S.A., 5.50%, 10/15/29(7)		200	$189,832
Iliad Holding SAS:
6.50%, 10/15/26(7)		258	261,725
7.00%, 10/15/28(7)		200	203,661
Lorca Telecom Bondco S.A.U., 4.00%, 9/18/27(8)	EUR	650	718,637
Sprint Corp., 7.625%, 3/1/26		157	180,000
Viavi Solutions, Inc., 3.75%, 10/1/29(7)		118	114,655

			$1,668,510

Total Corporate Bonds (identified cost $101,856,050)			$100,030,014

Exchange-Traded Funds — 0.2%

Security	Shares		Value
Equity Funds — 0.2%
Global X U.S. Preferred ETF		11,735	$289,503
iShares Preferred & Income Securities ETF		7,802	293,745

Total Exchange-Traded Funds (identified cost $594,207)			$583,248

Preferred Stocks — 1.3%

Security	Shares		Value
Banks — 0.3%
Farm Credit Bank of Texas, 6.75% to 9/15/23(7)(10)		1,115	$115,681
First Republic Bank, Series M, 4.00%		4,600	101,430
JPMorgan Chase & Co., Series LL, 4.625%		2,350	57,575
Signature Bank, Series A, 5.00%		5,000	123,750
Wells Fargo & Co.:
Series DD, 4.25%		2,380	55,002
Series L, 7.50% (Convertible)		103	146,684
Series Z, 4.75%		4,762	118,288

			$718,410

Security	Shares	Value
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	2,250	$55,980
KKR Group Finance Co. IX, LLC, 4.625%	7,000	171,885
Stifel Financial Corp., Series D, 4.50%	4,600	107,502

		$335,367

Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$160,160
SCE Trust III, Series H, 5.75% to 3/15/24(10)	5,331	131,409
SCE Trust IV, Series J, 5.375% to 9/15/25(10)	1,911	46,915
SCE Trust V, Series K, 5.45% to 3/15/26(10)	3,551	88,953

		$427,437

Equity Real Estate Investment Trusts (REITs) — 0.0%(2)
SITE Centers Corp., Series A, 6.375%	4,730	$120,520

		$120,520

Food Products — 0.0%(2)
Ocean Spray Cranberries, Inc., Series A, 6.25%(7)	540	$50,490

		$50,490

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Series B, 6.00%	3,268	$172,093

		$172,093

Insurance — 0.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(10)	5,345	$146,987
Arch Capital Group, Ltd., Series G, 4.55%	7,000	169,330
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(10)	4,920	133,480

		$449,797

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	15,478	$340,206

		$340,206

Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(10)	3,000	$73,530
Series E, 7.60% to 5/15/24(10)	4,970	123,753

		$197,283

Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.,
Series A, 5.75%	6,545	$148,899
Series A2, 6.375%	8,191	197,649

		$346,548

Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625%	12,788	$389,778

		$389,778

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	11,460	$286,156

		$286,156

Total Preferred Stocks (identified cost $3,915,134)		$3,834,085

Senior Floating-Rate Loans — 2.0%(15)

Borrower/Description	Principal Amount (000’s omitted)	Value
Air Transport — 0.2%
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$204	$204,892
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	426	450,334

		$655,226

Automotive — 0.2%
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	$234	$233,967
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	198	197,628

		$431,595

Business Equipment and Services — 0.3%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$209	$209,025
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	298	298,486
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(16)	215	221,089

		$728,600

Cable and Satellite Television — 0.0%(2)
DIRECTV Financing, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 8/2/27	$129	$129,373

		$129,373

Conglomerates — 0.0%(2)
Heartland Dental, LLC, Term Loan, 4/30/25(16)	$78	$77,800

		$77,800

Drugs — 0.2%
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	$567	$567,938

		$567,938

Electronics/Electrical — 0.3%
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$156	$154,673
RealPage, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	262	261,268
Term Loan, 4/22/28(16)	259	258,287
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	134	131,078

		$805,306

Financial Intermediaries — 0.1%
Spectacle Gary Holdings, LLC, Term Loan, 11/19/28(16)	$223	$224,394

		$224,394

Borrower/Description	Principal Amount (000’s omitted)	Value
Food Products — 0.0%(2)
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$67	$67,607

		$67,607

Food Service — 0.2%
IRB Holding Corp.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$240	$239,580
Term Loan, 12/15/27(16)	285	284,911

		$524,491

Health Care — 0.2%
Radnet Management, Inc., Term Loan, 4/21/28(16)	$312	$311,747
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25	249	249,061

		$560,808

Insurance — 0.1%
Asurion, LLC:
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$175	$175,437
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/20/29	75	75,188

		$250,625

Leisure Goods/Activities/Movies — 0.1%
Playtika Holding Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$314	$313,394

		$313,394

Lodging and Casinos — 0.0%(2)
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(16)	$62	$62,353

		$62,353

Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$385	$384,945

		$384,945

Total Senior Floating-Rate Loans (identified cost $5,764,088)		$5,784,455

Miscellaneous — 0.0%(2)

Security	Principal Amount	Value
Surface Transport — 0.0%(2)
Hertz Corp., Escrow Certificates(1)	$110,000	$1,650
Hertz Corp., Escrow Certificates(1)	58,000	3,480
Hertz Corp., Escrow Certificates(1)	167,000	2,505

		$7,635

Total Miscellaneous (identified cost $95,638)		$7,635

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(17)	3,217,445	$3,217,123

Total Short-Term Investments (identified cost $3,217,123)		$3,217,123

Total Investments — 99.8% (identified cost $229,062,385)		$290,266,784

Other Assets, Less Liabilities — 0.2%		$590,328

Net Assets — 100.0%		$290,857,112

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Restricted security.

(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $57,632,255 or 19.8% of the Portfolio’s net assets.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $21,904,112 or 7.5% of the Portfolio’s net assets.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(13)	Issuer is in default with respect to interest and/or principal payments.

(14)	When-issued security.

(15)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(16)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	62.2%	$180,531,410
United Kingdom	6.7	19,476,654
France	5.6	16,256,754
Switzerland	5.0	14,392,668
Spain	2.5	7,192,347
Netherlands	2.4	6,845,182
Japan	2.3	6,673,887
Germany	2.1	6,187,643
Australia	1.8	5,211,092
Luxembourg	1.6	4,708,565
Sweden	1.5	4,405,054
Canada	1.3	3,857,983
Ireland	1.1	3,220,869
Denmark	1.0	2,837,332
Taiwan	0.8	2,436,290
Italy	0.6	1,844,923
India	0.4	1,161,039
United Arab Emirates	0.3	1,035,237
China	0.2	459,941
Peru	0.1	328,818
Mexico	0.1	228,321
Hong Kong	0.1	210,998
Turkey	0.1	176,220
Brazil	0.0 (1)	4,309
Exchange-Traded Funds	0.2	583,248

Total Investments	100.0%	$290,266,784

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	145,299	GBP	109,117	State Street Bank and Trust Company	2/28/22	$—	$(1,428)

						$—	$(1,428)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	16	Long	3/18/22	$3,603,400	$(157,326)
STOXX Europe 600 Index	(157)	Short	3/18/22	(4,109,694)	48,141

					$(109,185)

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $3,217,123, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,471,139	$—	$(1,587,520)	$315,215	$(198,834)	$—	$—	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	1,432,849	16,932,762	(15,148,318)	(170)	—	3,217,123	779	3,217,445

Totals				$315,045	$(198,834)	$3,217,123	$779

Restricted Securities

At January 31, 2022, the Fund owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stock
JD.com, Inc., Class A	1/20/22	350	$12,751	$12,502

Total Common Stock			$12,751	$12,502

Total Restricted Securities			$12,751	$12,502

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$14,674,250	$1,274,390		$—	$15,948,640
Consumer Discretionary	10,210,096	10,325,035		12,502	20,547,633
Consumer Staples	5,902,690	6,249,031		—	12,151,721
Energy	5,899,994	1,320,701		—	7,220,695
Financials	9,126,985	6,146,301		—	15,273,286
Health Care	11,603,483	18,064,447		—	29,667,930
Industrials	9,389,008	13,823,553		—	23,212,561
Information Technology	29,276,871	11,448,691		—	40,725,562
Materials	—	5,878,284		—	5,878,284
Real Estate	1,479,211	—		—	1,479,211
Utilities	2,130,960	2,227,000		—	4,357,960
Total Common Stocks	$99,693,548	$76,757,433	**	$12,502	$176,463,483
Convertible Bonds	$—	$295,906		$—	$295,906
Convertible Preferred Stocks	—	50,835		—	50,835
Corporate Bonds	—	100,030,014		—	100,030,014
Exchange-Traded Funds	583,248	—		—	583,248

Asset Description	Level 1	Level 2	Level 3*	Total
Preferred Stocks (continued)
Communication Services	$286,156	$—	$—	$286,156
Consumer Staples	—	50,490	—	50,490
Energy	537,489	—	—	537,489
Financials	1,216,008	287,566	—	1,503,574
Health Care	172,093	—	—	172,093
Industrials	389,778	—	—	389,778
Real Estate	467,068	—	—	467,068
Utilities	427,437	—	—	427,437
Total Preferred Stocks	$3,496,029	$338,056	$—	$3,834,085
Senior Floating-Rate Loans	$—	$5,784,455	$—	$5,784,455
Miscellaneous	—	7,635	—	7,635
Short-Term Investments	—	3,217,123	—	3,217,123
Total Investments	$103,772,825	$186,481,457	$12,502	$290,266,784
Futures Contracts	$48,141	$—	$—	$48,141
Total	$103,820,966	$186,481,457	$12,502	$290,314,925

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,428)	$—	$(1,428)
Futures Contracts	(157,326)	—	—	(157,326)
Total	$(157,326)	$(1,428)	$—	$(158,754)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.